General information, organization and basis of preparation	12 Months Ended
Dec. 31, 2018
General Information Organization And Basis Of Preparation [Abstract]
General information, organization and basis of preparation
1	General information, organization and basis of preparation
1.1	General information

Tencent Music Entertainment Group (the “Company” or “TME”), formerly known as China Music Corporation (“CMC”), was incorporated under the laws of the Cayman Islands on June 6, 2012 as an exempted company with limited liability under the Companies Law (2010 Revision) of the Cayman Islands. The address of its registered office is Cricket Square, P.O. Box 2582, Grand Cayman KY1-1112, Cayman Islands. The Company is controlled by Tencent Holdings Limited (“Tencent”), a company incorporated in the Cayman Islands with limited liability and the shares of Tencent are listed on the Main Board of The Stock Exchange of Hong Kong Limited. The Company completed its initial public offering (“IPO”) on December 12, 2018 on the New York Stock Exchange. Each American Depositary Shares (“ADSs”) of the Company represents two ordinary shares.

The Company, its subsidiaries, its controlled structured entities (“Variable interest entities”, or “VIE”) and their subsidiaries (“Subsidiaries of VIEs”) are collectively referred to as the “Group”. The Group is principally engaged in operating online music entertainment platforms to provide music streaming, online karaoke and live streaming services in the People’s Republic of China (“PRC”). The Company does not conduct any substantive operations of its own but conducts its primary business operations through its wholly-owned subsidiaries, VIEs and subsidiaries of VIEs in the PRC.

1.2	Organization and principal activities

Prior to the completion of the merger of the Company with the music business of Tencent in the PRC (“Tencent PRC Music Business”) through a reverse acquisition of the Company by Tencent PRC Music Business on July 12, 2016 as described below (the “Merger”), Tencent PRC Music Business, mainly comprise QQ Music and WeSing platforms, was operated through a number of entities controlled by Tencent while the Company prior to the Merger mainly operated two online platforms, namely Kugou and Kuwo (“CMC Music Business”). Immediately prior to the Merger, Tencent, through a wholly-owned subsidiary, Min River Investment Limited (“Min River”), held approximately 15.8% of the outstanding ordinary shares of the Company.

On July 12, 2016, the Company and Min River entered into a share subscription agreement (the “Agreement”), pursuant to which the Company conditionally agreed to issue and sell to Min River, and Min River agrees to subscribe for and purchase from the Company, an aggregate of 1,290,862,550 Ordinary Shares (the “Consideration Shares”), representing 54.4% of the outstanding ordinary shares of the Company immediately after the issuance of Consideration Shares, in exchange for Tencent PRC Music Business’s related operating assets and liabilities. Upon the completion of the Merger, Min River held approximately 61.6% of the outstanding ordinary shares of the Company. The platforms of Tencent PRC Music Business are operated under subdomains of a domain controlled by Tencent.

The Merger is accounted for as a reverse acquisition under International Financial Reporting Standard (“IFRS”) 3 (Revised) “Business Combination” as detailed in Note 2.1, under which Tencent PRC Music Business is regarded as the accounting acquirer, and these consolidated financial statements have been presented as a continuation of the financial statements of Tencent PRC Music Business.

Immediately upon the completion of the Merger, Tencent and the Group entered into a business cooperation agreement (the “Business Cooperation Agreement”) and transferring the rights and obligations of existing contracts of Tencent PRC Music Business, which were signed by entities controlled by Tencent with other parties, to the Group.

Pursuant to a special resolution in relation to the change of company name passing at the special general meeting of the Company on December 14, 2016, the name of the Company was changed from China Music Corporation to Tencent Music Entertainment Group with immediate effect.

1	General information, organization and basis of preparation (Continued)
1.2	Organization and principal activities (Continued)

As of December 31, 2018, the Company’s significant subsidiaries, VIEs, and subsidiaries of VIEs were as follows:

	Place of incorporation	Date of Incorporation or acquisition	Equity Interest Held (direct or indirect)	Principal activities	Note
Subsidiaries
Tencent Music Entertainment Hong Kong Limited (“TME Hong Kong”) (formerly known as “Ocean Music Hong Kong Limited”)	Hong Kong	July 2016	100%	Investment holding and music content distribution	(i)
Tencent Music Entertainment (Beijing) Co., Ltd. (“TME Beijing”) (formerly known as “Ocean Interactive (Beijing) Information Technology Co., Ltd.”)	PRC	July 2016	100%	Technical support and consulting services	(i)
Yeelion Online Network Technology (Beijing) Co., Ltd. (‘‘Yeelion Online”)	PRC	July 2016	100%	Technical support and consulting services	(i), (ii)
Tencent Music Entertainment Technology (Shenzhen) Co., Ltd. (''TME Tech Shenzhen")	PRC	February 2017	100%	Online music and entertainment related services	(iv)
Variable Interest Entities
Guangzhou Kugou Computer Technology Co., Ltd. (“Guangzhou Kugou”)	PRC	July 2016	100%	Online music and entertainment related services	(i), (ii)
Beijing Kuwo Technology Co., Ltd.(“Beijing Kuwo”)	PRC	July 2016	100%	Online music and entertainment related services	(i), (ii)
Xizang Qiming Music Co., Ltd.(“Xizang Qiming”)	PRC	February 2018	100%	Music content investments	(v)
Subsidiaries of Variable Interest Entities
Tencent Music Entertainment (Shenzhen) Co., Ltd. (“TME Shenzhen”)	PRC	July 2016	100%	Online music and entertainment related services	(iii)

Notes:

(i)	Representing the entities comprising the CMC Music Business immediately prior to the Merger completed on July 12, 2016.
(ii)

CMC Music Business acquired Yeelion Online and Guangzhou Kugou in December 2013 and April 2014, respectively. All these entities were deemed acquired by the Company on July 12, 2016 because of the Merger.

(iii)	In July 2016, Tencent Music Entertainment (Shenzhen) Co., Ltd. (“TME Shenzhen”) was established by the Group for the purpose of operating Tencent PRC Music Business.
(iv)	In February 2017, TME Tech Shenzhen was established by the Group for the purpose of operating Tencent PRC Music Business.
(v)	In February 2018, Xizang Qiming was established by the Group for the purpose of music content investments.
1	1General information, organization and basis of preparation (Continued)
2	1.2Organization and principal activities (Continued)
(i)

Apart from the significant subsidiaries, VIEs and subsidiaries of VIEs listed above, there are certain non-wholly owned subsidiaries of the Group, of which management of the Group considered that these non-wholly owned subsidiaries are not significant to the Group, accordingly, no summarized financial information of these non-wholly owned subsidiaries is presented separately.

PRC laws and regulations prohibit or restrict foreign ownership of companies that provide Internet-based business, which include activities and services provided by the Group. The Group operates its business operations in the PRC through a series of contractual arrangements (“Structure Contracts”) entered into among the Company, wholly-owned subsidiaries of the Company, domestic entities (“Operating Entities”) that legally owned by individuals (“Nominee Shareholders”) authorized by the Group (collectively, “Contractual Arrangements”). The Structure Contracts including Exclusive Technology Services Agreement, Exclusive Business Cooperation Agreement, Loan Agreement, Exclusive Purchase Option Agreement, Equity Interest Pledge Agreement, and Powers of Attorney Agreement.

Under the Contractual Arrangements, the Company has the power to control the management, and financial and operating policies of the VIEs, has exposure or rights to variable returns from its involvement with the VIEs, and has the ability to use its power over the VIEs to affect the amount of the returns. As a result, all these VIEs are accounted for as consolidated structured entities of the Company and their financial statements have also been consolidated by the Company.

The Structured Contracts were in place prior to the Merger while have been updated at the time of the Merger. During the years ended December 31, 2017 and 2018, there was no change to the principal terms of the Structured Contracts. The principal terms of the Structured Contracts are further described below:

(a)	Contractual agreements with Beijing Kuwo

Voting Trust Agreement

Pursuant to the Voting Trust Agreement signed in July 2016, the shareholders of Beijing Kuwo each irrevocably granted Yeelion Online or any individual designated by Yeelion Online in writing as their attorney-in-fact to vote, the rights to vote on their behalf on all matters of Beijing Kuwo requiring shareholder approval under PRC laws and regulations and Beijing Kuwo's articles of association. The term of this agreement will remain effective as long as the shareholders continue to hold equity interests in Beijing Kuwo.

Exclusive Technical Service Agreement

Pursuant to the exclusive technical service agreement between Yeelion Online and Beijing Kuwo signed in July 2016, Yeelion Online or its designated party has the exclusive right to provide business support, technical services and consulting services in return for a service fee, which represents 90% of net operating income of Beijing Kuwo together with other service fees charged for other ad hoc services provided. Yeelion has the discretion to change the charge rate. During the term of the agreement, without Yeelion Online’s prior written consent, Beijing Kuwo shall not engage any third party for any of such services provided under this agreement. The term for the agreement is 20 years.

Loan agreement

Under the loan agreement between Yeelion Online and the shareholders of Beijing Kuwo in place at the time of the Merger, Yeelion Online provided interest-free loans to the shareholders of Beijing Kuwo solely for the subscription of newly registered capital of Beijing Kuwo. Yeelion Online has the sole discretion to determine the way of repayment, including requiring the shareholders to transfer their equity shares in Beijing Kuwo to Yeelion Online according to the terms indicated in the Exclusive Share Purchase Option as after mentioned. The term for the loan was extended to 20 years starting from July 2016.

1	General information, organization and basis of preparation (Continued)
1.2	Organization and principal activities (Continued)
(a)	Contractual agreements with Beijing Kuwo (Continued)

Exclusive option agreement

Pursuant to the exclusive purchase option agreement amongst Yeelion Online, Beijing Kuwo and its shareholders, the shareholders of Beijing Kuwo granted Yeelion Online or its designated party, an exclusive irrevocable option to purchase, all or part of the equity interests held by its shareholders, when and to the extent permitted under PRC law, at a price equal to the proportional amount of registered capital of Beijing Kuwo. Without the consent of Yeelion Online or its designated party, the shareholders of Beijing Kuwo may not transfer, donate, pledge, or otherwise dispose of their equity shareholdings in any way. In addition, the shareholders granted TME Beijing or its designated party, an exclusive irrevocable option to purchase, all or part of the assets of Beijing Kuwo at a price equal to the carrying amount of Beijing Kuwo at the time of purchase. The exclusive purchase option agreement remains effective until the options are exercised.

Equity interest pledge agreement

Pursuant to the equity interest pledge agreement amongst Yeelion Online, Beijing Kuwo and its shareholders, the shareholders of Beijing Kuwo pledge all of their equity interests in Beijing Kuwo to Yeelion Online, to guarantee Beijing Kuwo and its shareholders' performance of their obligations under exclusive purchase option agreement, exclusive business cooperation agreement, loan agreement, and powers of attorney. If Beijing Kuwo and/or any of its shareholders breach their contractual obligations under this agreement, Yeelion Online, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Without Yeelion Online' s prior written consent, shareholders of Beijing Kuwo shall not transfer or assign the pledged equity interests, or create or allow any encumbrance that would prejudice Yeelion Online's interests.

During the term of this agreement, Yeelion Online is entitled to receive all of the dividends and profits paid on the pledged equity interests. The equity interest pledge will be effective upon the completion of the registration of the pledge with the competent local branch of the State Administration for Industry and Commerce ("SAIC"), and will remain effective until Beijing Kuwo and its shareholders discharge all their obligations under the Contractual Arrangements.

Capital subscription agreement

Pursuant to the capital subscription agreement amongst Beijing Kuwo and Linzhi Lichuang Information Technology Co., Ltd. (“Linzhi Lichuang”), an affiliate of Tencent, signed in July 2016, Linzhi Lichuang shall provide capital to Beijing Kuwo for share subscription of Beijing Kuwo in connection with the Agreement. Linzhi Lichuang, as a shareholder of Beijing Kuwo, also signed aforementioned Contractual Agreements except for the loan agreement accordingly.

(b)	Contractual agreements with Guangzhou Kugou

Agreement on authorization to exercise shareholders voting right

Pursuant to the powers of attorney agreement signed in July 2016, the shareholders of Guangzhou Kugou each irrevocably granted TME Beijing or any individual designated by TME Beijing in writing as their attorney-in-fact to vote, the rights to vote on their behalf on all matters of Guangzhou Kugou requiring shareholder approval under PRC laws and regulations and Guangzhou Kugou's articles of association. The term of this agreement will remain effective as long as the shareholders continue to hold equity interests in Guangzhou Kugou.

1	General information, organization and basis of preparation (Continued)
1.2	Organization and principal activities (Continued)
(b)	Contractual agreements with Guangzhou Kugou (Continued)

Exclusive technical service agreement

Pursuant to the exclusive technical service agreement between TME Beijing and Guangzhou Kugou signed in July 2016, TME Beijing or its designated party has the exclusive right to provide technical and consulting services in return for a service fee, which represents 90% of net operating income of Guangzhou Kugou, together with other service fees charged for other ad hoc services provided. TME Beijing has the discretion to change the charge rate. During the term of the agreement, without TME Beijing's prior written consent, Guangzhou Kugou shall not engage any third party for any of such services provided under this agreement. The term of this agreement is 20 years.

Loan agreement

Under the loan agreement between TME Beijing and the shareholders of Guangzhou Kugou, signed in April 2014, TME Beijing provided interest-free loans to the shareholders of Guangzhou Kugou solely for the subscription of newly registered capital of Guangzhou Kugou. The loans can be repaid only with the proceeds from the sale of all of the equity interest in Guangzhou Kugou to TME Beijing or its designated representative(s). The term of each loan is 20 years from the first withdrawal of such loan by Guangzhou Kugou’s shareholders.

Exclusive purchase option agreement

Pursuant to the exclusive purchase option agreement amongst TME Beijing, Guangzhou Kugou and its shareholders, the shareholders granted TME Beijing or its designated party, an exclusive irrevocable option to purchase, all or part of the equity interests held by its shareholders, when and to the extent permitted under PRC law, at a price equal to the proportional amount of registered capital of Guangzhou Kugou. Without the consent of TME Beijing or its designated party, the shareholders may not transfer, donate, pledge, or otherwise dispose of their equity shareholdings in any way. In addition, the shareholders granted TME Beijing or its designated party, an exclusive irrevocable option to purchase, all or part of the assets of Guangzhou Kugou at a price equal to the carrying amount of Guangzhou Kugou at the time of purchase. The exclusive purchase option agreement remains effective until the options are exercised.

Equity interest pledge agreement

Pursuant to the equity interest pledge agreement amongst TME Beijing, Guangzhou Kugou and its shareholders, the shareholders of Guangzhou Kugou pledge all of their equity interests in Guangzhou Kugou to TME Beijing, to guarantee Guangzhou Kugou and its shareholders' performance of their obligations under exclusive purchase option agreement, exclusive technical service agreement, loan agreement, and powers of attorney. If Guangzhou Kugou and/or any of its shareholders breach their contractual obligations under this agreement, TME Beijing, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Without TME Beijing's prior written consent, shareholders of Guangzhou Kugou shall not transfer or assign the pledged equity interests, or create or allow any encumbrance that would prejudice TME Beijing's interests.

During the term of this agreement, TME Beijing is entitled to receive all the dividends and profits paid on the pledged equity interests. The equity interest pledge will be effective upon the completion of the registration of the pledge with the competent local branch of the State Administration for Industry and Commerce ("SAIC"), and will remain effective until Guangzhou Kugou and its shareholders discharge all their obligations under the contractual arrangements.

1	General information, organization and basis of preparation (Continued)
1.2	Organization and principal activities (Continued)
(b)	Contractual agreements with Guangzhou Kugou (Continued)

Capital subscription agreement

Pursuant to the capital subscription agreement amongst Guangzhou Kugou and Linzhi Lichuang Information Technology Co., Ltd. (“Linzhi Lichuang”), an affiliate of Tencent, signed in July 2016, Linzhi Lichuang shall provide capital to Guangzhou Kugou for share subscription of Guangzhou Kugou in connection with the Agreement. Linzhi Lichuang, as a shareholder of Guangzhou Kugou, also signed aforementioned Contractual Agreements except for loan agreement accordingly.

Similar Structure Contracts were also executed for other Operating Entities established or acquired by the Group similar to the above and consolidated by the Company.

(c)	Risks in relation to the VIEs

In the opinion of the Company's management, the contractual arrangements discussed above have resulted in the Company, Yeelion Online, and TME Beijing having the power to direct activities that most significantly impact the VIEs, including appointing key management, setting up operating policies, exerting financial controls and transferring profit or assets out of the VIEs at its discretion. The Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs under its control. Therefore, the Company considers that there is no asset in any of the VIEs that can be used only to settle obligations of the VIEs, except for registered capital, capital reserve and PRC statutory reserves of the VIEs totaling RMB3,249 million and RMB4,432 million as of December 31, 2017 and 2018, respectively. Currently there is no contractual arrangement that could require the Company to provide additional financial support to the VIEs. As the Company is conducting its Internet-related business mainly through the VIEs, the Company may provide such support on a discretional basis in the future, which could expose the Company to a loss. As the VIEs organized in the PRC were established as limited liability companies under PRC law, their creditors do not have recourse to the general credit of TME Beijing and Yeelion Online for the liabilities of the VIEs, and TME Beijing and Yeelion Online does not have the obligation to assume the liabilities of these VIEs.

The Company determines that the Contractual Arrangements are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group's ability to enforce the Contractual Arrangements.

On January 19, 2015, the Ministry of Commerce of the PRC ("MOFCOM"), released for public comment a proposed PRC law, the Draft FIE Law, that appears to include Consolidated VIEs within the scope of entities that could be considered as foreign invested enterprises, or FIEs, that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the Draft FIE Law introduces the concept of "actual control" for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of "actual control." The Draft FIE Law includes provisions that would exempt from the definition of foreign invested enterprises entities where the ultimate controlling shareholders are either entities organized under PRC law or individuals who are PRC citizens. The Draft FIE Law is silent as to what type of enforcement action might be taken against existing entities that operate in restricted or prohibited industries and are not controlled by entities organized under PRC law or individuals who are PRC citizens. If the restrictions and prohibitions on foreign invested enterprises included in the Draft FIE Law are enacted and enforced in their current form, the Company's ability to use the Contractual Arrangements and the Company's ability to conduct business through them could be severely limited.

1	General information, organization and basis of preparation (Continued)
1.2	Organization and principal activities (Continued)
(c)	Risks in relation to the VIEs (Continued)

The Company's ability to control VIEs also depends on rights provided to TME Beijing and Yeelion Online, under the powers of attorney agreement, to vote on all matters requiring shareholder approval. As noted above, the Company believes these powers of attorney agreements are legally enforceable, but they may not be as effective as direct equity ownership. In addition, if the corporate structure of the Group or the contractual arrangements between the TME Beijing or Yeelion Online, the VIEs and their respective shareholders were found to be in violation of any existing PRC laws and regulations, the relevant PRC regulatory authorities could:

•	revoke the Group’s business and operating licenses;
•	require the Group to discontinue or restrict its operations;
•	restrict the Group’s right to collect revenues;
•	block the Group’s websites;
•	require the Group to restructure the operations, re-apply for the necessary licenses or relocate its businesses, staff and assets;
•	impose additional conditions or requirements with which the Group may not be able to comply; or
•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The following are major financial statements amounts and balances of the Group’s VIEs and subsidiaries of VIEs as of December 31, 2017 and 2018 and for the years ended December 31, 2016, 2017 and 2018.

	As at December 31,
	2017	2018
	RMB’million	RMB’million
Total current assets	6,205	7,199
Total non-current assets	3,872	5,902
Total assets	10,077	13,101
Total current liabilities	(4,661)	(5,664)
Total non-current liabilities	(304)	(562)
Total liabilities	(4,965)	(6,226)

	Year ended December 31,
	2016	2017	2018
	RMB’million	RMB’million	RMB’million
Total net revenues	3,007	10,948	18,966
Net profit	61	340	1,333
Net cash inflow/(outflow) from operating activities	842	1,763	(334)
Net cash inflow/(outflow) from investing activities	570	131	(1,244)
Net cash flow from financing activities	-	-	-
Net increase/(decrease) in cash and cash equivalents	1,412	1,894	(1,578)
Cash and cash equivalents, beginning of the year	-	1,412	3,306
Cash and cash equivalents, end of the year	1,412	3,306	1,728

The above financial statements amounts and balances have included intercompany transactions which have been eliminated on the Company's consolidated financial statements.

1	General information, organization and basis of preparation (Continued)
1.2	Organization and principal activities (Continued)
(c)	Risks in relation to the VIEs (Continued)

As of December 31, 2017 and 2018, the total assets of Group's VIEs were mainly consisting of cash and cash equivalents, accounts receivable, prepayments, deposits and other current assets and intangible assets.

As of December 31, 2017 and 2018, the total liabilities of VIEs were mainly consisting of accounts payable, accrued expenses and other current liabilities.

The recognized revenue-producing assets held by the Group's VIEs include intangible assets acquired through business combination, prepaid content royalties and domain names, servers and leasehold improvements relating to office facilities. The balances of these assets as of December 31, 2017 and 2018 were included in the line of "Total non- current assets" in the table above.

The unrecognized revenue-producing assets held by the Group's VIEs mainly consist of intellectual property, licenses, and trademarks that the Group relies on to operate its businesses.